Related Party Transactions (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Assets		R$ 49,703,700	R$ 49,537,535
Operating expense		(16,928,407)	(19,119,637)	R$ (13,347,822)
Controlling Shareholder [Member] | State Of Parana [Member] | Dividends Payable [Member]
IfrsStatementLineItems [Line Items]
Assets
Liabilities		109,777	916,379
Revenue
Operating expense
Net operating revenues
Controlling Shareholder [Member] | State Of Parana [Member] | C R C Transfer [Member]
IfrsStatementLineItems [Line Items]
Assets
Liabilities
Revenue			253,990	341,964
Operating expense
Net operating revenues			(253,990)	(341,964)
Controlling Shareholder [Member] | State Of Parana [Member] | Energia Solidaria Program [Member]
IfrsStatementLineItems [Line Items]
Assets	[1]	9,735	5,590
Liabilities	[1]
Revenue	[1]
Operating expense	[1]
Net operating revenues	[1]
Controlling Shareholder [Member] | State Of Parana [Member] | Tarifa Rural Noturna Program [Member]
IfrsStatementLineItems [Line Items]
Assets	[1]	8,353	10,378
Liabilities	[1]
Revenue	[1]
Operating expense	[1]
Net operating revenues	[1]
Controlling Shareholder [Member] | State Of Parana [Member] | Employees Transferred [Member]
IfrsStatementLineItems [Line Items]
Assets	[2]	305	19
Liabilities	[2]
Revenue	[2]
Operating expense	[2]
Net operating revenues	[2]
Controlling Shareholder [Member] | State Of Parana [Member] | Meteorological Systemof Parana Simepar [Member]
IfrsStatementLineItems [Line Items]
Assets	[3]
Liabilities	[3]	298	938
Revenue	[3]
Operating expense	[3]	(7,422)	(10,759)	(8,573)
Net operating revenues	[3]
Controlling Shareholder [Member] | B N D E S And B N D E S P A R [Member] | Dividends Payable [Member]
IfrsStatementLineItems [Line Items]
Assets	[4]
Liabilities	[4]	76,684	733,939
Revenue	[4]
Operating expense	[4]
Net operating revenues	[4]
Entities With Significant Influence [Member] | B N D E S And B N D E S P A R [Member] | Financing [Member]
IfrsStatementLineItems [Line Items]
Assets	[4]
Liabilities	[4]	2,097,606	2,216,516
Revenue	[4]
Operating expense	[4]	(190,881)	(174,210)	(151,850)
Net operating revenues	[4]
Entities With Significant Influence [Member] | B N D E S And B N D E S P A R [Member] | Debentures Compagas [Member]
IfrsStatementLineItems [Line Items]
Assets	[4]
Liabilities	[4]
Revenue	[4]
Operating expense	[4]		(312)	(1,681)
Net operating revenues	[4]
Entities With Significant Influence [Member] | B N D E S And B N D E S P A R [Member] | Debentures Wind Farms [Member]
IfrsStatementLineItems [Line Items]
Assets	[4]
Liabilities	[4]	216,811	231,071
Revenue	[4]
Operating expense	[4]	(28,085)	(32,249)	(25,891)
Net operating revenues	[4]
State Of Parana Investee [Member] | Sanepar [Member]
IfrsStatementLineItems [Line Items]
Assets	[5]
Liabilities	[5]	448	436
Revenue	[5]
Operating expense	[5]	(7,599)	(8,252)	(6,589)
Net operating revenues	[5]
State Of Parana Investee [Member] | Use Water Eithdrawn From Plants Reservoirs [Member]
IfrsStatementLineItems [Line Items]
Assets
Liabilities
Revenue		485	477	620
Operating expense
Net operating revenues		(485)	(477)	(620)
Joint ventures [member] | Voltalia Sao Miguel Do Gostoso Mutual [Member]
IfrsStatementLineItems [Line Items]
Assets	[6]
Liabilities	[6]
Revenue	[6]	112	102
Operating expense	[6]
Net operating revenues	[6]	(112)	(102)
Joint ventures [member] | Voltalia Sao Miguel Do Gostoso Mutual [Member] | Dividends [Member]
IfrsStatementLineItems [Line Items]
Assets		1,032	1,032
Liabilities
Revenue
Operating expense
Net operating revenues
Joint ventures [member] | Caiua Transmissora De Energia [Member]
IfrsStatementLineItems [Line Items]
Assets	[7],[8]	313	279
Liabilities	[7],[8]	1,400	1,144
Revenue	[7],[8]	3,619	3,275	3,100
Operating expense	[7],[8]	(19,760)	(17,439)	(16,267)
Net operating revenues	[7],[8]	(3,619)	(3,275)	(3,100)
Joint ventures [member] | Caiua Transmissora De Energia [Member] | Dividends [Member]
IfrsStatementLineItems [Line Items]
Assets		5,486	2,150
Liabilities
Revenue
Operating expense
Net operating revenues
Joint ventures [member] | Integracao Maranhense Transmissora [Member]
IfrsStatementLineItems [Line Items]
Assets	[7],[8]
Liabilities	[7],[8]	120	183
Revenue	[7],[8]
Operating expense	[7],[8]	(2,671)	(2,294)	(2,029)
Net operating revenues	[7],[8]
Joint ventures [member] | Integracao Maranhense Transmissora [Member] | Dividends [Member]
IfrsStatementLineItems [Line Items]
Assets		6,885	2,274
Liabilities
Revenue
Operating expense
Net operating revenues
Joint ventures [member] | Matrincha Transmissora De Energia [Member]
IfrsStatementLineItems [Line Items]
Assets	[7],[8]
Liabilities	[7],[8]	1,355	1,065
Revenue	[7],[8]
Operating expense	[7],[8]	(16,038)	(13,442)	(11,259)
Net operating revenues	[7],[8]
Joint ventures [member] | Matrincha Transmissora De Energia [Member] | Dividends [Member]
IfrsStatementLineItems [Line Items]
Assets		41,577	10,091
Liabilities
Revenue
Operating expense
Net operating revenues
Joint ventures [member] | Guaraciaba Transmissora De Energia [Member]
IfrsStatementLineItems [Line Items]
Assets	[7],[8]
Liabilities	[7],[8]	671	489
Revenue	[7],[8]
Operating expense	[7],[8]	(7,331)	(6,185)	(5,348)
Net operating revenues	[7],[8]
Joint ventures [member] | Guaraciaba Transmissora De Energia [Member] | Dividends [Member]
IfrsStatementLineItems [Line Items]
Assets		50,137	27,198
Liabilities
Revenue
Operating expense
Net operating revenues
Joint ventures [member] | Paranaiba Transmissora De Energia [Member]
IfrsStatementLineItems [Line Items]
Assets	[7],[8]
Liabilities	[7],[8]	869	726
Revenue	[7],[8]
Operating expense	[7],[8]	(10,502)	(9,170)	(8,141)
Net operating revenues	[7],[8]
Joint ventures [member] | Paranaiba Transmissora De Energia [Member] | Dividends [Member]
IfrsStatementLineItems [Line Items]
Assets		5,400	4,973
Liabilities
Revenue
Operating expense
Net operating revenues
Joint ventures [member] | Cantareira Transmissora De Energia [Member]
IfrsStatementLineItems [Line Items]
Assets	[7],[8]
Liabilities	[7],[8]	660	596
Revenue	[7],[8]
Operating expense	[7],[8]	(8,184)	(6,569)	(5,912)
Net operating revenues	[7],[8]
Joint ventures [member] | Cantareira Transmissora De Energia [Member] | Dividends [Member]
IfrsStatementLineItems [Line Items]
Assets		9,254	6,718
Liabilities
Revenue
Operating expense
Net operating revenues
Joint ventures [member] | Mata De Santa Genebra Transmissao [Member]
IfrsStatementLineItems [Line Items]
Assets	[7],[8],[9]	3,236	1,473
Liabilities	[7],[8],[9]	1,401	1,245
Revenue	[7],[8],[9]	19,318	18,795	17,636
Operating expense	[7],[8],[9]	(17,427)	(12,390)	(7,636)
Net operating revenues	[7],[8],[9]	(19,318)	(18,795)	(17,636)
Joint ventures [member] | Mata De Santa Genebra Transmissao [Member] | Dividends [Member]
IfrsStatementLineItems [Line Items]
Assets		13,333	13,614
Liabilities
Revenue
Operating expense
Net operating revenues
Associates [member] | Dona Francisca Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Assets	[10]	15	15
Liabilities	[10]	1,356	2,745
Revenue	[10]	174	164	162
Operating expense	[10]	(16,089)	(16,239)	(17,078)
Net operating revenues	[10]	(174)	(164)	(162)
Associates [member] | Dona Francisca Energetica S A [Member] | Dividends [Member]
IfrsStatementLineItems [Line Items]
Assets		852	86
Liabilities
Revenue
Operating expense
Net operating revenues
Associates [member] | Fozdo Chopim Energetica Ltda [Member]
IfrsStatementLineItems [Line Items]
Assets	[11]	302	518
Liabilities	[11]
Revenue	[11]	3,493	3,010	2,537
Operating expense	[11]
Net operating revenues	[11]	(3,493)	(3,010)	(2,537)
Key Management Staff [Member] | Fees And Social Security Charges [Member]
IfrsStatementLineItems [Line Items]
Assets
Liabilities
Revenue
Operating expense		(22,845)	(22,204)	(21,935)
Net operating revenues
Key Management Staff [Member] | Pension And Healthcare Plans [Member]
IfrsStatementLineItems [Line Items]
Assets
Liabilities
Revenue
Operating expense		(1,384)	(1,422)	(1,116)
Net operating revenues
Other related parties [member] | Administrative Property Rental [Member]
IfrsStatementLineItems [Line Items]
Assets
Liabilities		102,410	84,367
Revenue
Operating expense		(10,713)	(6,827)	(1,159)
Net operating revenues
Other related parties [member] | Pension And Healthcare Plans [Member]
IfrsStatementLineItems [Line Items]
Assets
Liabilities		1,070,037	1,295,174
Revenue
Operating expense
Net operating revenues
Other related parties [member] | Lactec [Member]
IfrsStatementLineItems [Line Items]
Assets	[12]	3	5
Liabilities	[12]	1,131	2,385
Revenue	[12]	645	594	719
Operating expense	[12]	(5,050)	(4,002)	(2,702)
Net operating revenues	[12]	(645)	(594)	(719)
Other related parties [member] | Tecpa [Member]
IfrsStatementLineItems [Line Items]
Assets	[13]
Liabilities	[13]
Revenue	[13]	2,021	2,014	777
Operating expense	[13]
Net operating revenues	[13]	(2,021)	(2,014)	(777)
Other related parties [member] | Celepa [Member]
IfrsStatementLineItems [Line Items]
Assets	[14]
Liabilities	[14]
Revenue	[14]	719
Operating expense	[14]	(11)	(8)	(40)
Net operating revenues	[14]	R$ (719)

[1]	Energia Solidária
[2]	Reimbursement of wages and social charges for employees transferred to the Paraná State Government. Balances presented are net of expected credit loss.
[3]	The Sistema Meteorológico do Paraná - Simepar is a supplementary unit of the Independent Social Service Paraná Technology, linked to the State Department of Science, Technology and Higher Education. Simepar has contracts with Copel for services of weather forecast, meteorological reports, ampacity analysis, mapping and analyses of winds and atmospheric discharges.
[4]	BNDES is the parent company of BNDES Participações S.A. - BNDESPAR, which owns Copel shares (Note 29.1). On December 22, 2018, the shareholder agreement between the State of Paraná and BNDESPAR, signed on December 22, 1998, was ended. BNDES and BNDESPAR acquired all the debentures issued by the subsidiaries Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus IV and Ventos de Santo Uriel.
[5]	Basic sanitation provided by Sanepar.
[6]	Contracts for connection to the transmission system signed by Copel GeT, Costa Oeste, Marumbi and Uirapuru, with maturities between 2031 and 2048.
[7]	Charges for use of the transmission system due by Copel GeT, FDA, UEG Araucária and wind farms.
[8]	Copel DIS maintains a Contract for the Use of Transmission System (Cust) with ONS and power transmission concession operators whose subject matter is the contracting of Transmission System Use Amount (Must). Contracting is permanent and is regulated by Aneel Normative Resolution 666/2015. Amounts are defined for four subsequent years, with annual reviews.
[9]	Agreements entered by Copel GeT: for operation and maintenance services, maturing on February 1, 2028, and facility sharing, maturing on January 1, 2043.
[10]	Connection to the transmission system contracts entered by Copel GeT, Costa Oeste, Marumbi and Uirapuru, maturing on between the years 2031 and 2048. Power purchase and sale agreement made by Copel GeT, maturing on March 31, 2025.
[11]	Contracts entered into by Copel GeT: for operation and maintenance, maturing on May 23, 2025, and connection to the transmission system, maturing on January 1, 2043.
[12]	The Institute of Technology for Development (Lactec) is a Public Interest Civil Society Organization (OSCIP), of which Copel is an associate. Lactec has service and R&D contracts with Copel GeT, FDA. UEG Araucária and Copel DIS, which are subjected to prior or later control and approval by Aneel. Copel COM provides services and sells energy to the institute.
[13]	Energy sale agreement signed between Copel COM and the Institute of Technology of Paraná – Tecpar (public company of the State Government that supports innovation and economic and social development in Paraná and Brazi)l.
[14]	Energy sales and service agreements contracts entered with the Information Technology Company of Paraná - Celepar (mixed capital company that is part of the indirect administration of the Paraná State Government).